Debt (Tables)	3 Months Ended
Mar. 31, 2021
Debt
Schedule outstanding principal balances on each loan facility

	As at
	March 31, 2021	December 31, 2020
NIBC Bank Facility	—	4,625,000
Nordea/SEB Joint Bank Facility	85,629,115	88,503,292
Nordea/SEB Revolving Facility	39,321,198	39,237,241
ABN/CACIB Joint Bank Facility	55,677,972	57,124,104
ABN AMRO Revolving Facility	11,995,152	14,394,250
IYO Bank Facility	9,600,000	10,000,000
Total debt	202,223,437	213,883,887
Deferred finance fees	(3,101,306)	(3,372,923)
Net total debt	199,122,131	210,510,964
Current portion of long-term debt	18,881,236	23,506,236
Current portion of deferred finance fees	(1,001,180)	(1,049,840)
Total current portion of long-term debt	17,880,056	22,456,396
Non-current portion of long-term debt	181,242,075	188,054,568

Schedule of future minimum repayments under the loan facilities

As at
March 31, 2021
2021 (1)	14,160,927
2022	30,876,388
2023	18,881,236
2024	134,704,886
2025	3,600,000
202,223,437
(1)Nine-month period ending December 31, 2021.